RELATED PARTIES - Benefits to directors (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) director	Dec. 31, 2022 USD ($) director
RELATED PARTIES
Compensation to directors not employed by the Company or on its behalf	$ 95	$ 60
Share-based payments to directors not employed by the Company or on its behalf	58
Employee benefits and share-based compensation by the Company or on its behalf	$ 153	$ 60
Number of directors that received the above compensation by the Company | director	4	2